INCOME TAXES (Components of Deferred Tax Asset and Liability) (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 9,693,456	$ 8,651,232
Valuation allowance	(9,693,456)	(8,651,232)
Net deferred tax asset after valuation allowance